Business Combination - Additional Information (Details) - Hepsiburada - KZT (₸)	11 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Jan. 29, 2025
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			65.41%
Non-controlling interest recognised at acquisition date			₸ 85,736,000,000
Goodwill expected to be deductible for income tax purposes			0
Increase (decrease) of deferred tax liabilities		₸ 64,691,000,000
Increase (decrease) of non-controlling interest		67,287,000,000
Increase (decrease) of goodwill		(126,786,000,000)
Revenue	₸ 1,036,582,000,000
Net loss	₸ (68,034,000,000)
Pro-forma revenue		1,115,710,000,000
Pro-forma net loss		₸ (67,250,000,000)
Trademark
Disclosure of detailed information about business combination [line items]
Intangible assets			225,130,000,000
Customer Base
Disclosure of detailed information about business combination [line items]
Intangible assets			₸ 33,634,000,000